Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Profit Sail International Express (SZX) Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties total	[1]	$ 3,056	$ 153,317
Amount due from a related party total	[2]		117,327
Rich Fame International Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties total	[1]	104,231	111,090
Top Star E-Commerce Logistics Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties total	[1]		205,127
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties total		107,287	469,534
Amount due from a related party total			$ 117,327

[1]	Advances from related parties to the Company and general and administrative expenses paid by the related parties on behalf of the Company. Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.
[2]	General and administrative expenses paid by the Company on behalf of the related parties. Amount due from a related party is non-trade, unsecured, non-interest bearing and repayable on demand.